SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 1, 2019.

MFS® Limited Maturity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):
Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

1039324                                    1                                 MQL-SUP-I-080119

MFS Limited Maturity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.10%
Total Annual Fund Operating Expenses	0.79%	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.48%
Fee Reductions and/or Expense Reimbursements[1]	(0.17)%	(0.07)%	(0.17)%	(0.07)%	(0.07)%	(0.07)%	(0.17)%	(0.07)%	(0.07)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.62%	0.72%	1.37%	1.47%	0.47%	1.47%	0.87%	0.72%	0.47%	0.40%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class				529A			529B		529C
Management Fee				0.38%			0.38%		0.38%
Distribution and/or Service (12b-1) Fees				0.25%			1.00%		1.00%
Other Expenses				0.21%			0.21%		0.21%
Total Annual Fund Operating Expenses				0.84%			1.59%		1.59%
Fee Reductions and/or Expense Reimbursements[1]				(0.17)%			(0.17)%		(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements				0.67%			1.42%		1.52%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. MFS Fund Distributors, Inc., has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.62% of the class' average daily net assets annually for Class A shares, 1.37% of the class' average daily net assets annually for Class B shares, 1.47% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.47% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.87% of the class' average daily net assets annually for Class R2 shares, 0.72% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.40% of the class' average daily net assets annually for Class R6 shares, 0.67% of the class' average daily net assets annually for Class 529A shares, 1.42% of the class' average daily net assets annually for Class 529B shares, and 1.52% of the class' average daily net assets annually for Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020.

1039324                                    2                                 MQL-SUP-I-080119

MFS Limited Maturity Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$312	$478	$660	$1,187
Class T Shares	$322	$488	$670	$1,196
Class B Shares assuming
redemption at end of period	$539	$769	$1,022	$1,617
no redemption at end of period	$139	$469	$822	$1,617
Class C Shares assuming
redemption at end of period	$250	$479	$832	$1,828
no redemption at end of period	$150	$479	$832	$1,828
Class I Shares	$48	$165	$294	$669
Class 529A Shares	$317	$494	$687	$1,245
Class 529B Shares assuming
redemption at end of period	$545	$784	$1,049	$1,672
no redemption at end of period	$145	$484	$849	$1,672
Class 529C Shares assuming
redemption at end of period	$255	$494	$858	$1,882
no redemption at end of period	$155	$494	$858	$1,882
Class R1 Shares	$150	$479	$832	$1,828
Class R2 Shares	$89	$313	$556	$1,255
Class R3 Shares	$74	$244	$431	$970
Class R4 Shares	$48	$165	$294	$669
Class R6 Shares	$41	$145	$260	$595

Effective immediately, the third and fourth paragraphs in the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" are restated as follows:
Effective August 1, 2019, the management fee set forth in the Investment Advisory Agreement is 0.40% of the fund's average daily net assets annually up to $1 billion, 0.35% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.33% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from May 1, 2018, to July 31, 2019, the management fee set forth in the Investment Advisory Agreement was 0.40% of the fund's average daily net assets annually.

Effective immediately, the following is added after the fourth paragraph in the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund":

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the fiscal year ended April 30, 2018, this management fee reduction amounted to less than 0.01% of the fund's average daily net assets.
MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.62% of the class' average daily net assets annually for Class A shares, 1.37% of the class' average daily net assets annually for Class B shares, 1.47% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.47% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.87% of the class' average daily net assets annually for Class R2 shares, 0.72% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.40% of the class' average daily net assets annually for Class R6 shares, 0.67% of the class' average daily net assets annually for Class 529A shares, 1.42% of the class' average daily net assets annually for Class 529B shares, and 1.52% of the class' average daily net assets annually for Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020.

Effective immediately, the third paragraph in the sub-section entitled "Distribution and Service Fees" under the main heading entitled "Description of Share Classes" is restated as follows:
MFD has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2020. MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to seed money of MFS or an affiliate.

Effective immediately, the sub-section entitled "Fees and Expenses" under the heading entitled "Additional Information on Fees and Expenses and Performance" under the main heading entitled "Other Information" is restated in its entirety as follows:
Fees and Expenses
The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year, April 30, 2019, expressed as a percentage of a class' average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

1039324                                    3                                 MQL-SUP-I-080119